[EATON VANCE LOGO]    [PHOTO OF NYSE FLAG]

SEMIANNUAL REPORT JUNE 30, 2002

[PHOTO OF NYSE FLAG]

EATON VANCE
LARGE-CAP
VALUE
FUND

FORMERLY EATON VANCE
GROWTH & INCOME FUND

[PHOTO OF STOCK MARKET]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

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EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002
(FORMERLY EATON VANCE GROWTH & INCOME FUND)

INVESTMENT UPDATE

[PHOTO OF MICHAEL R. MACH]

MICHAEL R. MACH, CFA
PORTFOLIO MANGER

INVESTMENT ENVIRONMENT

- Over the past six months, the U.S. economy, still suffering hangover effects of the slowdown which followed the largest expansion in U.S. history, absorbed a further blow when investor confidence in corporate America was shaken by multiple, headline-grabbing, accounting scandals.

- Despite some encouraging economic news, including increases in productivity and GDP, corporate earnings visibility remains unclear and consumer confidence is beginning to show signs of weakness. The current uncertainty will likely continue to overshadow the market in the near term, but investors with a long-term outlook will likely find compelling opportunities amidst the current market turmoil.

THE FUND

  The Past Six Months

- During the six months ended June 30, 2002, the Fund's Class A shares had a total return of -5.88%.(1) This return was the result of a decrease in net asset value (NAV) to $13.62 on June 30, 2002, from $14.53 on December 31, 2001, and the reinvestment of $0.06 per share in dividends.

- The Fund's Class B shares had a total return of -6.24%(1) during the period, the result of an decrease in NAV to $15.69 on June 30, 2002 from $16.76 on December 31, 2001, and the reinvestment of $0.025 per share in dividends.

- The Fund's Class C shares had a total return of -6.16%(1) during the period, the result of a decrease in NAV to $12.49 on June 30, 2002 from $13.33 on December 31, 2001, and the reinvestment of $0.02 per share in capital gains.

- For comparison, during the six months ended June 30, 2002, the average return of the funds in the Lipper Large-Cap Value Classification was -8.19%.(2)

MANAGEMENT DISCUSSION

- The Large-Cap Value Portfolio continues to invest in companies characterized by strong business franchises, and discounted valuations versus the broad market averages.

- In today's challenging financial markets, being able to preserve capital has been of critical importance. In an effort to preserve shareholder value we attempt to limit risk across several fronts. For example, being highly diversified has allowed the Portfolio to limit some individual security and sector risk. Focusing on companies with strong and proven franchises has helped reduce the Portfolio's exposure to business risk. And only buying stocks with discount valuations has helped limit the Portfolio's exposure to stock price risk.

- Just as the Portfolio's investments have helped to preserve capital in challenging markets, shareholders of the Fund are also positioned to fully participate in the long-term returns available to equity investors. Over the last several months, the financial markets have been unusually volatile. This volatility has provided us with many opportunities to invest in companies with solid earnings growth potential and shares selling at what we believe will prove to be depressed levels of valuation. Longer-term, we believe the Portfolio has the potential to move higher in value as the earnings of the companies held grow and from the likelihood that investors will start to apply higher valuation multiples to the increased level of earnings being generated by these many proven business franchises.

- In closing, I would like to thank each of you, my fellow shareholders, for your continued confidence and participation in Eaton Vance Large-Cap Value Fund.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
INVESTED.

FUND INFORMATION
AS OF JUNE 30, 2002.

PERFORMANCE(3)                        CLASS A          CLASS B          CLASS C
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                               -6.74%           -7.43%           -7.45%
Five Years                              9.01             8.12             8.04
Ten Years                              12.09             N.A.             N.A.
Life of Fund+                           9.62            12.72            13.05

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                              -12.10%          -12.04%           -8.37%
Five Years                              7.72             7.83             8.04
Ten Years                              11.43             N.A.             N.A.
Life of Fund+                           9.52            12.72            13.05

(+) Inception Dates - Class A: 9/23/31; Class B: 8/17/94; Class C:11/4/94

TEN LARGEST HOLDINGS(4)
-------------------------------------------
Washington Mutual                   2.53%
Bank of America                     2.45
General Dynamics                    2.42
TJX Cos.                            2.38
Wells Fargo & Co.                   2.28
Weyerhaeuser Co.                    2.23
IBM                                 2.18
The Healthcare Company              2.16
Conoco Inc.                         2.11
ChevronTexaco Corp.                 2.01

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.(2) It is not possible to invest directly in a Lipper Classification.(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.(4) Ten largest holdings accounted for 22.75% of the Fund's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investment in Large-Cap Value Portfolio,
   at value
   (identified cost, $281,937,816)        $310,592,380
Receivable for Fund shares sold                752,881
------------------------------------------------------
TOTAL ASSETS                              $311,345,261
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,150,810
Payable to affiliate for distribution
   and service fees                              3,448
Payable to affiliate for Trustees' fees          1,039
Accrued expenses                                90,845
------------------------------------------------------
TOTAL LIABILITIES                         $  1,246,142
------------------------------------------------------
NET ASSETS                                $310,099,119
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $289,328,078
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (8,452,941)
Accumulated undistributed net investment
   income                                      569,418
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         28,654,564
------------------------------------------------------
TOTAL                                     $310,099,119
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $184,707,857
SHARES OUTSTANDING                          13,556,633
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.62
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $13.62)      $      14.45
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 91,953,491
SHARES OUTSTANDING                           5,859,241
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      15.69
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 33,437,771
SHARES OUTSTANDING                           2,677,262
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.49
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $6,999)              $  3,106,488
Interest allocated from Portfolio              125,439
Expenses allocated from Portfolio           (1,047,210)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  2,184,717
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      1,872
Distribution and service fees
   Class A                                     232,505
   Class B                                     422,206
   Class C                                     149,349
Transfer and dividend disbursing agent
   fees                                        185,835
Registration fees                               21,772
Legal and accounting services                   18,692
Printing and postage                            17,881
Custodian fee                                   16,538
Miscellaneous                                    9,520
------------------------------------------------------
TOTAL EXPENSES                            $  1,076,170
------------------------------------------------------

NET INVESTMENT INCOME                     $  1,108,547
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (7,889,723)
------------------------------------------------------
NET REALIZED LOSS                         $ (7,889,723)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(13,116,058)
   Foreign currency                                489
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(13,115,569)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(21,005,292)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(19,896,745)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      1,108,547  $       1,570,419
   Net realized gain (loss)                     (7,889,723)            85,710
   Net change in unrealized
      appreciation (depreciation)              (13,115,569)         2,061,762
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (19,896,745) $       3,717,891
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (781,590) $      (1,373,233)
      Class B                                     (122,844)           (53,363)
      Class C                                      (42,783)           (16,496)
   From net realized gain
      Class A                                           --         (3,494,694)
      Class B                                           --           (703,545)
      Class C                                           --           (203,023)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (947,217) $      (5,844,354)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     39,688,365  $      48,886,668
      Class B                                   34,233,501         51,129,338
      Class C                                   18,440,406         21,818,932
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      551,271          3,787,571
      Class B                                      101,699            677,113
      Class C                                       34,825            203,335
   Cost of shares redeemed
      Class A                                  (20,809,437)       (20,724,651)
      Class B                                   (9,091,181)        (9,115,171)
      Class C                                   (7,153,049)        (4,004,332)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     55,996,400  $      92,658,803
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     35,152,438  $      90,532,340
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    274,946,681  $     184,414,341
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    310,099,119  $     274,946,681
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        569,418  $         408,088
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -------------------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998         1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 14.530         $ 14.770       $ 14.390       $ 16.050      $ 13.760     $ 13.560
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.073         $  0.131       $  0.114       $  0.101      $  0.088     $  0.163
Net realized and unrealized
   gain (loss)                          (0.923)           0.100          1.835          0.363         2.879        3.827
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.850)        $  0.231       $  1.949       $  0.464      $  2.967     $  3.990
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.060)        $ (0.125)      $ (0.090)      $ (0.085)     $ (0.090)    $ (0.170)
From net realized gain                      --           (0.346)        (1.479)        (2.039)       (0.587)      (3.620)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.060)        $ (0.471)      $ (1.569)      $ (2.124)     $ (0.677)    $ (3.790)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 13.620         $ 14.530       $ 14.770       $ 14.390      $ 16.050     $ 13.760
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (5.88)%           1.73%         14.76%          3.40%        21.81%       30.93%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $184,708         $177,660       $147,800       $139,219      $141,985     $124,569
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.13%(4)         1.13%          1.15%          1.08%         1.07%        1.04%
   Net investment income                  1.02%(4)         0.91%          0.82%          0.62%         0.60%        1.07%
Portfolio Turnover of the
   Portfolio                                79%              78%           163%           126%           95%          93%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CLASS B
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $16.760           $16.970        $16.340        $17.990      $15.400
-----------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)          $ 0.022           $ 0.035        $ 0.004        $(0.027)     $(0.031)
Net realized and unrealized
   gain (loss)                         (1.067)            0.116          2.105          0.416        3.218
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.045)          $ 0.151        $ 2.109        $ 0.389      $ 3.187
-----------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------
From net investment income            $(0.025)          $(0.015)       $    --        $    --      $(0.010)
From net realized gain                     --            (0.346)        (1.479)        (2.039)      (0.587)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.025)          $(0.361)       $(1.479)       $(2.039)     $(0.597)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $15.690           $16.760        $16.970        $16.340      $17.990
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (6.24)%            1.00%         13.86%          2.58%       20.85%
-----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $91,953           $72,891        $30,368        $32,489      $26,708
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.88%(4)          1.88%          1.94%          1.85%        1.90%
   Net investment income
      (loss)                             0.27%(4)          0.21%          0.03%         (0.15)%      (0.22)%
Portfolio Turnover of the
   Portfolio                               79%               78%           163%           126%          95%
-----------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CLASS C
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $13.330           $13.590        $13.370        $15.110      $13.020
-----------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)          $ 0.017           $ 0.031        $ 0.003        $(0.029)     $(0.033)
Net realized and unrealized
   gain (loss)                         (0.837)            0.068          1.696          0.328        2.715
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.820)          $ 0.099        $ 1.699        $ 0.299      $ 2.682
-----------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------
From net investment income            $(0.020)          $(0.013)       $    --        $    --      $(0.005)
From net realized gain                     --            (0.346)        (1.479)        (2.039)      (0.587)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.020)          $(0.359)       $(1.479)       $(2.039)     $(0.592)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $12.490           $13.330        $13.590        $13.370      $15.110
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (6.16)%            0.86%         13.87%          2.47%       20.77%
-----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $33,438           $24,396        $ 6,246        $ 5,208      $ 2,344
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.88%(4)          1.88%          1.95%          1.90%        1.94%
   Net investment income
      (loss)                             0.27%(4)          0.24%          0.02%         (0.19)%      (0.24)%
Portfolio Turnover of the
   Portfolio                               79%               78%           163%           126%          95%
-----------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Large-Cap Value Fund (formerly Eaton Vance Growth & Income Fund) (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (formerly Growth & Income Portfolio) (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (94.1% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $191,863, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009. At December 31, 2001, the Fund's undistributed ordinary income on a tax basis was not significantly different than its accumulated undistributed net investment income.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                            2,743,445             3,400,724
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        37,781               272,742
    Redemptions                                     (1,451,448)           (1,452,750)
    --------------------------------------------------------------------------------
    NET INCREASE                                     1,329,778             2,220,716
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                            2,059,849             3,078,688
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         6,047                42,384
    Redemptions                                       (557,030)             (560,115)
    --------------------------------------------------------------------------------
    NET INCREASE                                     1,508,866             2,560,957
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                            1,393,199             1,661,650
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,604                16,010
    Redemptions                                       (548,397)             (307,442)
    --------------------------------------------------------------------------------
    NET INCREASE                                       847,406             1,370,218
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $71,955 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $316,655 and $112,012 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2002, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2002, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $3,109,000 and $5,693,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2002 amounted to $232,505, $105,551, and $37,337 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $90,000 and $8,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $93,712,163 and $37,376,532, respectively, for the six months ended June 30, 2002.

8 Name Change
-------------------------------------------
   Effective May 1, 2002, Eaton Vance Growth & Income Fund changed its name to Eaton Vance Large-Cap Value Fund.

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 97.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 3.6%
-----------------------------------------------------------------------
General Dynamics Corp.                         75,000      $  7,976,250
Northrop Grumman Corp.                         30,000         3,750,000
-----------------------------------------------------------------------
                                                           $ 11,726,250
-----------------------------------------------------------------------
Agricultural Equipment -- 1.2%
-----------------------------------------------------------------------
Deere & Co.                                    80,000      $  3,832,000
-----------------------------------------------------------------------
                                                           $  3,832,000
-----------------------------------------------------------------------
Auto Parts -- 0.9%
-----------------------------------------------------------------------
Johnson Controls, Inc.                         35,000      $  2,856,350
-----------------------------------------------------------------------
                                                           $  2,856,350
-----------------------------------------------------------------------
Banks -- 9.3%
-----------------------------------------------------------------------
Bank of America Corp.                         115,000      $  8,091,400
Charter One Financial, Inc.                    50,000         1,719,000
Comerica, Inc.                                 75,000         4,605,000
FleetBoston Financial Corp.                   100,000         3,235,000
TCF Financial Corp.                            40,000         1,964,000
U.S. Bancorp                                  150,000         3,502,500
Wells Fargo & Co.                             150,000         7,509,000
-----------------------------------------------------------------------
                                                           $ 30,625,900
-----------------------------------------------------------------------
Beverages -- 1.5%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                     100,000      $  5,000,000
-----------------------------------------------------------------------
                                                           $  5,000,000
-----------------------------------------------------------------------
Building and Construction - Miscellaneous -- 0.8%
-----------------------------------------------------------------------
Masco Corp.                                   100,000      $  2,711,000
-----------------------------------------------------------------------
                                                           $  2,711,000
-----------------------------------------------------------------------
Capital Goods -- 0.4%
-----------------------------------------------------------------------
Caterpillar, Inc.                              30,000      $  1,468,500
-----------------------------------------------------------------------
                                                           $  1,468,500
-----------------------------------------------------------------------
Chemicals -- 2.1%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              100,000      $  5,047,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Chemicals (continued)
-----------------------------------------------------------------------
Rohm and Haas Co.                              50,000      $  2,024,500
-----------------------------------------------------------------------
                                                           $  7,071,500
-----------------------------------------------------------------------
Communications Services -- 4.0%
-----------------------------------------------------------------------
Alltel Corp.                                  100,000      $  4,700,000
BCE, Inc.                                     300,000         5,226,000
BellSouth Corp.                               100,000         3,150,000
-----------------------------------------------------------------------
                                                           $ 13,076,000
-----------------------------------------------------------------------
Computers and Business Equipment -- 3.0%
-----------------------------------------------------------------------
Diebold, Inc.                                  75,000      $  2,793,000
International Business Machines Corp.         100,000         7,200,000
-----------------------------------------------------------------------
                                                           $  9,993,000
-----------------------------------------------------------------------
Consulting Services -- 1.2%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)                    200,000      $  3,800,000
-----------------------------------------------------------------------
                                                           $  3,800,000
-----------------------------------------------------------------------
Consumer Non-Durables -- 2.0%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          105,000      $  6,510,000
-----------------------------------------------------------------------
                                                           $  6,510,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 1.3%
-----------------------------------------------------------------------
Fortune Brands, Inc.                           75,000      $  4,200,000
-----------------------------------------------------------------------
                                                           $  4,200,000
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 2.3%
-----------------------------------------------------------------------
Teleflex, Inc.                                 25,000      $  1,428,750
United Technologies Corp.                      90,000         6,111,000
-----------------------------------------------------------------------
                                                           $  7,539,750
-----------------------------------------------------------------------
Drugs -- 2.1%
-----------------------------------------------------------------------
Schering-Plough Corp.                         125,000      $  3,075,000
Wyeth                                          75,000         3,840,000
-----------------------------------------------------------------------
                                                           $  6,915,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric and Natural Gas Utility -- 1.2%
-----------------------------------------------------------------------
TXU Corp.                                      75,000      $  3,866,250
-----------------------------------------------------------------------
                                                           $  3,866,250
-----------------------------------------------------------------------
Electric Utilities -- 5.4%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      100,000      $  6,620,000
Exelon Corp.                                  100,000         5,230,000
FPL Group, Inc.                               100,000         5,999,000
-----------------------------------------------------------------------
                                                           $ 17,849,000
-----------------------------------------------------------------------
Financial - Miscellaneous -- 1.7%
-----------------------------------------------------------------------
Federal National Mortgage Association          75,000      $  5,531,250
-----------------------------------------------------------------------
                                                           $  5,531,250
-----------------------------------------------------------------------
Financial Services -- 6.7%
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)              175,000      $  5,906,250
Citigroup, Inc.                               150,000         5,812,500
H&R Block, Inc.                                37,500         1,730,625
Lehman Brothers Holdings, Inc.                 75,000         4,689,000
Merrill Lynch & Co., Inc.                     100,000         4,050,000
-----------------------------------------------------------------------
                                                           $ 22,188,375
-----------------------------------------------------------------------
Food - Retail -- 0.6%
-----------------------------------------------------------------------
Kroger Co. (The)(1)                           100,000      $  1,990,000
-----------------------------------------------------------------------
                                                           $  1,990,000
-----------------------------------------------------------------------
Foods -- 3.2%
-----------------------------------------------------------------------
General Mills, Inc.                           100,000      $  4,408,000
Sara Lee Corp.                                300,000         6,192,000
-----------------------------------------------------------------------
                                                           $ 10,600,000
-----------------------------------------------------------------------
Health Care Services -- 2.7%
-----------------------------------------------------------------------
Healthcare Company (The)                      150,000      $  7,125,000
UnitedHealth Group, Inc.                       20,000         1,831,000
-----------------------------------------------------------------------
                                                           $  8,956,000
-----------------------------------------------------------------------
Insurance -- 5.9%
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc.        85,000      $  5,054,950
MetLife, Inc.                                 175,000         5,040,000
Progressive Corp. (The)                        50,000         2,892,500
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Insurance (continued)
-----------------------------------------------------------------------
XL Capital Ltd. - Class A                      75,000      $  6,352,500
-----------------------------------------------------------------------
                                                           $ 19,339,950
-----------------------------------------------------------------------
Manufactured Housing -- 0.5%
-----------------------------------------------------------------------
Clayton Homes, Inc.                           100,000      $  1,580,000
-----------------------------------------------------------------------
                                                           $  1,580,000
-----------------------------------------------------------------------
Medical Products -- 1.1%
-----------------------------------------------------------------------
Abbott Laboratories                           100,000      $  3,765,000
-----------------------------------------------------------------------
                                                           $  3,765,000
-----------------------------------------------------------------------
Metals - Industrial -- 2.0%
-----------------------------------------------------------------------
Alcoa, Inc.                                   200,000      $  6,630,000
-----------------------------------------------------------------------
                                                           $  6,630,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.5%
-----------------------------------------------------------------------
Baker Hughes, Inc.                            150,000      $  4,993,500
-----------------------------------------------------------------------
                                                           $  4,993,500
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      100,000      $  4,930,000
-----------------------------------------------------------------------
                                                           $  4,930,000
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 6.8%
-----------------------------------------------------------------------
ChevronTexaco Corp.                            75,000      $  6,637,500
Conoco, Inc.                                  250,000         6,950,000
Exxon Mobil Corp.                             125,000         5,115,000
Occidental Petroleum Corp.                    125,000         3,748,750
-----------------------------------------------------------------------
                                                           $ 22,451,250
-----------------------------------------------------------------------
Paper and Forest Products -- 2.2%
-----------------------------------------------------------------------
Weyerhaeuser Co.                              115,000      $  7,342,750
-----------------------------------------------------------------------
                                                           $  7,342,750
-----------------------------------------------------------------------
Publishing -- 2.6%
-----------------------------------------------------------------------
Gannett Co., Inc.                              75,000      $  5,692,500
McGraw-Hill Cos., Inc. (The)                   50,000         2,985,000
-----------------------------------------------------------------------
                                                           $  8,677,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
REITS -- 3.7%
-----------------------------------------------------------------------
AMB Property Corp.                             75,000      $  2,325,000
Avalonbay Communities, Inc.                    35,000         1,634,500
Chateau Communities, Inc.                      50,000         1,530,000
Equity Office Properties Trust                100,000         3,010,000
General Growth Properties, Inc.                35,000         1,785,000
Public Storage, Inc.                           50,000         1,855,000
-----------------------------------------------------------------------
                                                           $ 12,139,500
-----------------------------------------------------------------------
Retail - Food and Drug -- 0.7%
-----------------------------------------------------------------------
CVS Corp.                                      75,000      $  2,295,000
-----------------------------------------------------------------------
                                                           $  2,295,000
-----------------------------------------------------------------------
Retail - General -- 1.9%
-----------------------------------------------------------------------
Sears Roebuck & Co.                           115,000      $  6,244,500
-----------------------------------------------------------------------
                                                           $  6,244,500
-----------------------------------------------------------------------
Retail - Restaurants -- 0.6%
-----------------------------------------------------------------------
McDonald's Corp.                               75,000      $  2,133,750
-----------------------------------------------------------------------
                                                           $  2,133,750
-----------------------------------------------------------------------
Retail - Specialty -- 0.5%
-----------------------------------------------------------------------
Haverty Furniture Cos., Inc.                   75,000      $  1,481,250
-----------------------------------------------------------------------
                                                           $  1,481,250
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.1%
-----------------------------------------------------------------------
Target Corp.                                  150,000      $  5,715,000
TJX Companies, Inc.                           400,000         7,844,000
-----------------------------------------------------------------------
                                                           $ 13,559,000
-----------------------------------------------------------------------
Savings & Loans -- 2.5%
-----------------------------------------------------------------------
Washington Mutual, Inc.                       225,000      $  8,349,750
-----------------------------------------------------------------------
                                                           $  8,349,750
-----------------------------------------------------------------------
Telecommunication Equipment -- 0.4%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 100,000      $  1,448,000
-----------------------------------------------------------------------
                                                           $  1,448,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Transportation -- 1.3%
-----------------------------------------------------------------------
Burlington Northern Santa Fe Corp.             75,000      $  2,250,000
Union Pacific Corp.                            30,000         1,898,400
-----------------------------------------------------------------------
                                                           $  4,148,400
-----------------------------------------------------------------------
Trucks and Parts -- 0.4%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            25,000      $  1,477,750
-----------------------------------------------------------------------
                                                           $  1,477,750
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $292,245,190)                          $321,292,975
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CXC, Inc., 1.97%, 7/1/02                     $  5,344      $  5,344,334
Unilever Capital Corp., 1.99%, 7/1/02           5,345         5,344,409
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $10,688,743)                        $ 10,688,743
-----------------------------------------------------------------------
Total Investments -- 100.6%
   (identified cost $302,933,933)                          $331,981,718
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.6)%                   $ (2,000,785)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $329,980,933
-----------------------------------------------------------------------

 REIT-Real Estate Investment Trust
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $302,933,933)        $331,981,718
Cash                                             2,414
Receivable for investments sold             10,782,442
Dividends receivable                           679,708
Prepaid expenses                                   974
Tax reclaim receivable                           5,919
------------------------------------------------------
TOTAL ASSETS                              $343,453,175
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 13,440,760
Payable to affiliate for Trustees' fees          3,706
Accrued expenses                                27,776
------------------------------------------------------
TOTAL LIABILITIES                         $ 13,472,242
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $329,980,933
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $300,932,631
Net unrealized appreciation (computed on
   the basis of identified cost)            29,048,302
------------------------------------------------------
TOTAL                                     $329,980,933
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $7,411)  $  3,291,610
Interest                                       132,949
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  3,424,559
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,000,245
Trustees' fees and expenses                      7,975
Custodian fee                                   81,135
Legal and accounting services                   16,784
Miscellaneous                                    3,797
------------------------------------------------------
TOTAL EXPENSES                            $  1,109,936
------------------------------------------------------

NET INVESTMENT INCOME                     $  2,314,623
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (8,341,207)
------------------------------------------------------
NET REALIZED LOSS                         $ (8,341,207)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(13,919,550)
   Foreign currency                                517
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(13,919,033)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(22,260,240)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(19,945,617)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,314,623  $       3,089,289
   Net realized loss                            (8,341,207)          (584,636)
   Net change in unrealized appreciation
      (depreciation)                           (13,919,033)         2,891,832
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (19,945,617) $       5,396,485
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    103,154,045  $     130,407,459
   Withdrawals                                 (40,584,356)       (38,892,516)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     62,569,689  $      91,514,943
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     42,624,072  $      96,911,428
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    287,356,861  $     190,445,433
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    329,980,933  $     287,356,861
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -------------------------------------------------------------
                                  (UNAUDITED)           2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(2)        0.71%        0.73%        0.71%        0.72%        0.73%
   Net investment income                  1.46%(2)        1.35%        1.23%        0.99%        0.95%        1.37%
Portfolio Turnover                          79%             78%         163%         126%          95%          93%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                          (5.67)%          2.16%          --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $329,981        $287,357     $190,445     $177,047     $171,117     $143,348
-------------------------------------------------------------------------------------------------------------------

 (1) Total Return is required to be disclosed for fiscal years beginning after December 15, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Value Portfolio (formerly Growth & Income Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to provide growth of principal and income by investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $39 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2002, the fee amounted to $1,000,245. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $304,924,495 and $240,593,605, respectively, for the six months ended June 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $292,245,190
    ------------------------------------------------------
    Gross unrealized appreciation             $ 32,087,289
    Gross unrealized depreciation               (3,039,504)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 29,047,785
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

6 Name Change
-------------------------------------------
   Effective May 1, 2002, Growth & Income Portfolio changed its name to Large-Cap Value Portfolio.

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE LARGE-CAP VALUE FUND

Officers

James B. Hawkes
President and Trustee

Duke Laflamme
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

LARGE-CAP VALUE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF LARGE-CAP VALUE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                               EATON VANCE FUNDS
                            EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE LARGE-CAP VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

173-8/02                                                                  GNCSRC